Stock Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance, exercise price		$ 0.20	$ 0.19
Ending balance, exercise price		$ 0.18	$ 0.20
Ending balance, shares		4,527,614	3,899,673
Weighted average exercise price, Granted		$ 0.10	$ 0.12
Weighted Average Exercise Price [Member]
Beginning balance, exercise price	$ 0.13
Ending balance, exercise price	$ 0.13
Stock Options [Member]
Options, beginning balance	5,690,000	4,190,000	5,175,000
Options, Granted		1,500,000
Ending balance, shares	5,690,000
Options, Exercised
Options, Cancelled / forfeited			(985,000)
Options, ending balance		5,690,000	4,190,000
Weighted average exercise price, beginning		$ 0.16	$ 0.15
Weighted average exercise price, Granted		0.04	0
Weighted average exercise price, Exercised		0	0
Weighted average exercise price, Cancelled / forfeited		0	0.09
Weighted average exercise price, ending		$ 0.13	$ 0.16
Aggregate intrinsic value, beginning		$ 0
Aggregate intrinsic value, ending		$ 0